Borrowings - Assets of Affimed N.V. and Affimed GmbH recognized in the consolidated financial statements (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Intangible assets	€ 1,607	€ 1,718
Leasehold improvements and equipment	3,814	2,226
Inventories.	421	246
Trade and other receivables	4,809	2,439
Cash and cash equivalents	197,630	€ 146,854	€ 95,234	€ 94,829
Total	208,281
Thereof Assets Pledged
Disclosure of detailed information about borrowings [line items]
Intangible assets	1,604
Leasehold improvements and equipment	2,762
Inventories.	367
Trade and other receivables	3,399
Cash and cash equivalents	194,136
Total	€ 202,268